Note 4 - Personnel Expenses, Including Share-based Remuneration (Tables)	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of personnel expenses including share-based remuneration [text block]
	Year ended December 31,
	2021	2022	2023
Salaries, including bonuses	$43,440	$43,235	$41,890
Social security contribution, excluding amounts related to share-based remuneration	5,371	5,222	5,825
External temporary hires	8,617	10,318	11,796
Defined contribution pension expense	4,477	4,752	3,814
Other personnel-related expenses	2,080	1,758	2,476
Total personnel expenses, excluding share-based remuneration	63,984	65,285	65,801
Share-based remuneration, including related social security contribution	10,466	9,304	16,950
Total personnel expenses, including share-based remuneration	$74,450	$74,588	$82,750

Disclosure of research and development expense [text block]
	Year ended December 31,
	2021	2022	2023
Total research and development expenditure	44,055	50,537	46,098
Less: Capitalized development expenditure excluded from personnel expenses (Note 10)	4,862	6,825	4,587
Net research and development expenditure recognized as part of personnel expenses	39,193	43,713	41,511

Disclosure of number and weighted average exercise prices of share options and other equity instruments [text block]
	Opera: RSUs		Opera: Options		Kunlun: RSUs (1)
	Number of RSUs	Weighted average grant date fair value	Number of options	Weighted average grant date fair value	Number of RSUs	Weighted average grant date fair value
Outstanding as of January 1, 2022	2,666,525	$9.71	100,000	$3.40	-	$-
Granted during the year	-	-	-	-	3,275,000	1.22
Forfeited during the year	(82,500)	9.97	-	-	(350,000)	1.22
Exercised during the year	(798,750)	9.25	-	-	-	-
Expired during the year	-	-	-	-	-	-
Outstanding as of December 31, 2022	1,785,275	9.90	100,000	3.40	2,925,000	1.22
Regular grants during the year	934,359	8.39	-	-	6,200,000	2.01
Dividend adjustment grants during the year	257,551	-	-	-	-	-
Forfeited during the year	(50,203)	8.66	-	-	(2,000,000)	1.68
Exercised during the year	(1,008,509)	8.37	(60,000)	1.92	(832,500)	1.10
Expired during the year	-	-	-	-	-	-
Outstanding as of December 31, 2023	1,918,473	$8.67	40,000	$5.62	6,292,500	$1.86

Disclosure of indirect measurement of fair value of goods or services received, other equity instrument granted during period [text block]
	Opera 2023 RSU grants (2)	Kunlun 2022 RSU grants	Kunlun 2023 RSU grants
Equity unit price valuation	$8.46	$2.88	$3.48
Model Used	Monte Carlo	Black-Scholes	Black-Scholes
Expected Volatility (%) (1)	50.5%	25.5%	24.6%
Risk free interest rate (%) (1)	4.9%	2.2%	2.1%
Duration of initial simulation period (years to longstop date)	2.49	N/A	N/A
Duration of second simulation period with postponed exercise (years)	3.00	N/A	N/A
Exercise price	$-	$1.77	$1.54
Fair value at the measurement date	$8.39	$1.22	$2.01

Disclosure of information about key management personnel [text block]
	Year ended December 31,
	2021	2022	2023
Short-term employee benefits	$2,046	$2,371	$2,495
Post-employment and medical benefits	60	56	72
Share-based payment transactions	1,209	1,488	1,693
Total compensation for key management personnel	$3,315	$3,914	$4,260